SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Municipal Securities Tender Option Bond Trusts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) trust	Dec. 31, 2014 USD ($)
Variable Interest Entity
Number of TOB trusts | trust	2
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Floater inventory held by entity	$ 2	$ 3
Municipal bonds owned by trusts, that have credit guarantee provided by the Company	82	198
Liquidity agreements, customer TOB trust	3,100	3,700
Notional amount of offsetting reimbursement agreements	2,200	2,600
Liquidity agreements, other trusts	$ 8,100	7,400
Maximum | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
The threshold ownership percentage on Residual value of customers TOBs for which the reimbursement agreement applied	25.00%
Client intermediation
Variable Interest Entity
Proceeds from new securitizations(1)	$ 2,000	$ 2,000